UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,  D.C.  20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended:	September 30, 2001

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):	[   ] is a restatement.
	[   ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:	  Arbor Capital Management, LLC
Address:  One Financial Plaza
	  120 S. Sixth St., Ste. 1000
	  Minneapolis, MN  55402"

Form 13F File No:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:	Rick D. Leggott
Title:	CEO
Phone:	(612) 317-2950

Signature, Place, and Date of Signing:

/s/ Rick D. Leggott	Minneapolis, MN   10/1/2001
(Signature)	(City/State)	(Date)

Report Type (Check only one.):

[X] 13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F Notice (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F Combination Report (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	66

Form 13F Information Table Value Total:	1,040,443,000

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
99 CENTS ONLY STORES           COM              65440K106     9546   295100 SH       SOLE                   251600             43500
ADVANCEPCS                     COM              00790K109    32480   452500 SH       SOLE                   386000             66500
ADVENT SOFTWARE                COM              007974108    34747   922900 SH       SOLE                   787300            135600
AFFILIATED MANAGERS GROUP      COM              008252108    14816   260800 SH       SOLE                   222700             38100
ALBANY MOLECULAR RESEARCH      COM              012423109    22975   925300 SH       SOLE                   790600            134700
AMERICAN HEALTHWAYS, INC.      COM              02649V104     7526   213500 SH       SOLE                   182100             31400
AMERICREDIT CORP               COM              03060R101    16695   528000 SH       SOLE                   450400             77600
AMSURG CORP-CL A               COM              03232P405    15318   556000 SH       SOLE                   474300             81700
ARTHROCARE CORP                COM              043136100    17081   871500 SH       SOLE                   741200            130300
ASTROPOWER INC.                COM              04644A101    18818   545300 SH       SOLE                   465100             80200
BARRA INC                      COM              068313105    23056   548700 SH       SOLE                   468300             80400
BIOSITE DIAGNOSTICS INC        COM              090945106    12083   499100 SH       SOLE                   426200             72900
BUCA INC.                      COM              117769109    12150  1082900 SH       SOLE                   925500            157400
C.H. ROBINSON WORLDWIDE INC.   COM              12541W100    37500  1294900 SH       SOLE                  1104900            190000
CABOT MICROELECTRONICS CORP    COM              12709P103    26063   539500 SH       SOLE                   460300             79200
CAMINUS CORP                   COM              133766105    13353   909600 SH       SOLE                   776200            133400
CATALINA MARKETING CORP        COM              148867104    11326   404500 SH       SOLE                   345000             59500
CENTRA SOFTWARE INC.           COM              15234X103     5012   585500 SH       SOLE                   497800             87700
CHEESECAKE FACTORY INC         COM              163072101     7571   316100 SH       SOLE                   269600             46500
CHOICEPOINT INC                COM              170388102    24888   597700 SH       SOLE                   510050             87650
CHRISTOPHER & BANKS CORP       COM              171046105     6489   215500 SH       SOLE                   184100             31400
CIMA LABS INC                  COM              171796105     9100   149800 SH       SOLE                   127500             22300
COMARCO INC.                   COM              200080109     4929   389650 SH       SOLE                   333700             55950
CORPORATE EXECUTIVE BOARD CO   COM              21988R102    20697   793600 SH       SOLE                   677900            115700
CRYOLIFE INC.                  COM              228903100    15676   416800 SH       SOLE                   355800             61000
CSG SYSTEMS INTL INC           COM              126349109    37064   904000 SH       SOLE                   771100            132900
DURAMED PHARMACEUTICALS INC    COM              266354109     6793   335600 SH       SOLE                   290000             45600
E. FUNDS CORP                  COM              28224R101    11255   676000 SH       SOLE                   576400             99600
ELANTEC SEMICONDUCTOR INC      COM              284155108    11190   487600 SH       SOLE                   416500             71100
EMBARCADERO TECHNOLOGIES INC.  COM              290787100     3865   491100 SH       SOLE                   417900             73200
ESPEED INC-CL A                COM              296643109     3811   438500 SH       SOLE                   371900             66600
EXPEDITORS INTL WASH           COM              302130109    11383   240400 SH       SOLE                   205100             35300
EXPRESS SCRIPTS INC            COM              302182100    16336   295300 SH       SOLE                   251800             43500
FACTSET RESH SYS INC           COM              303075105    32217  1328000 SH       SOLE                  1133400            194600
HOTEL RESERVATIONS INC         COM              441451101    23215  1020900 SH       SOLE                   871000            149900
ICU MEDICAL INC                COM              44930G107    28980   724500 SH       SOLE                   618800            105700
ILLUMINET HOLDINGS INC         COM              452334105    23241   606500 SH       SOLE                   514900             91600
INSIGHT ENTERPRISES INC        COM              45765U103     8607   608700 SH       SOLE                   519900             88800
INTERCEPT GROUP INC            COM              45845L107    32313   966000 SH       SOLE                   824900            141100
INVESTMENT TECHNOLOGY GROUP    COM              46145F105    11031   198800 SH       SOLE                   169000             29800
INVESTORS FINANCIAL SVCS CP    COM              461915100     5378    93300 SH       SOLE                    78400             14900
KENSEY NASH CORP               COM              490057106    17135   895700 SH       SOLE                   764300            131400
KRISPY KREME DOUGHNUTS INC     COM              501014104     7299   246600 SH       SOLE                   212300             34300
LABRANCHE & CO                 COM              505447102    17638   794500 SH       SOLE                   677700            116800
MACROVISION CORP               COM              555904101    27569   970400 SH       SOLE                   826900            143500
MEMBERWORKS INC                COM              586002107    23834  1158700 SH       SOLE                   989400            169300
MERCURY COMPUTER SYSTEMS INC   COM              589378108    29717   791400 SH       SOLE                   676900            114500
MICREL INC                     COM              594793101     9669   484900 SH       SOLE                   412200             72700
MOLDFLOW                       COM              608507109      561    66200 SH       SOLE                    56300              9900
MONOLITHIC SYSTEM TECHNOLOGY   COM              609842109     4982   570700 SH       SOLE                   486000             84700
NATIONAL INSTRUMENT CORP       COM              636518102     5438   207800 SH       SOLE                   176600             31200
NATUS MEDICAL INC              COM              639050103     4439   580200 SH       SOLE                   494200             86000
NUMERICAL TECHNOLOGIES INC     COM              67053T101    12681   763900 SH       SOLE                   652200            111700
O2MICRO INTERNATIONAL LTD      COM              G6797E106    11535   877200 SH       SOLE                   749200            128000
OPTIMAL ROBOTICS CORP          COM              68388R208     8810   359600 SH       SOLE                   307100             52500
P.F. CHANGS CHINA BISTRO INC.  COM              69333Y108    36969  1029200 SH       SOLE                   879400            149800
QUICKLOGIC CORP                COM              74837P108     4008   945300 SH       SOLE                   813200            132100
RENAISSANCE LEARNING INC       COM              75968L105    21533   654300 SH       SOLE                   558100             96200
RESOURCES CONNECTION INC.      COM              76122Q105    16115   886400 SH       SOLE                   756900            129500
RETEK INC.                     COM              76128q109    16088  1274800 SH       SOLE                  1086000            188800
RIVERSTONE NETWORKS INC        COM              769320102     5860  1116200 SH       SOLE                   952500            163700
SAFENET INC                    COM              78645R107     3498   568700 SH       SOLE                   486700             82000
STELLENT INC.                  COM              85856W105    25635  1780200 SH       SOLE                  1518300            261900
SUREBEAM CORP                  COM              86866R102     6866   827200 SH       SOLE                   706800            120400
SURMODICS INC                  COM              868873100    33610   841300 SH       SOLE                   717449            123851
SYNPLICITY INC.                COM              87160Y108     2377   424500 SH       SOLE                   361500             63000